UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:		Roumell Asset Management, LLC
     Address:          	2 Wisconsin Circle
                       	Suite 660
                       	Chevy Chase, MD 20815
     13F File Number:   028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Roumell
Title:		President
Phone:		301-656-8500
Signature,	Place,                  	and Date of Signing:
James Roumell	Chevy Chase, Maryland        	May 13, 2011

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      24
Form 13F Information Table Value Total:      $148380

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
				TITLE				VALUE  	SHARES/ SH/	PUT/ 	INVSTMT  OTHER	  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN  MGRS	SOLE	SHARED	NONE
AMERICAN SAFETY INSURANCE HLDS	COM		G02995101	1386	64680	SH		SOLE			64680
AMERICAN SELECT PORTFOLIO INC	COM		029570108	5379	522198	SH		SOLE			522198
AMERICAN STRATEGIC INCM PTFL	COM		030098107	766	67302	SH		SOLE			67302
AMERICAN STRATEGIC INCM PTFL II	COM		030099105	2401	265606	SH		SOLE			265606
ASSURED GUARANTY LTD		COM		G0585R106	5183	347850	SH		SOLE			347850
CAPITAL SOUTHWEST CORP		COM		140501107	4536	49554	SH		SOLE			49554
CISCO SYSTEMS INC		COM		17275R102	11212	653790	SH		SOLE			653790
DELL INC			COM		24702R101	8787	605592	SH		SOLE			605592
DSP GROUP INC			COM		23332B106	6850	889595	SH		SOLE			889595
ELLINGTON FINANCIAL LLC		COM		288522303	4128	179090	SH		SOLE			179090
EMS TECHNOLOGIES INC		COM		26873N108	5180	263524	SH		SOLE			263524
L-1 IDENTITY SOLUTIONS INC	NOTE 3.75%	50212AAB2	3745	3750000	PRN		SOLE			3750000
MERCK & CO INC NEW		COM		58933Y105	9511	288110	SH		SOLE			288110
QAD INCORPORATED        	CL A		74727D306	9165	850994	SH		SOLE			850994
QAD INCORPORATED        	CL B		74727D207	2245	219883	SH		SOLE			219883
SEACHANGE INTL INC		COM		811699107	4234	445719	SH		SOLE			445719
SIERRA WIRELESS INC		COM		826516106	9904	906130	SH		SOLE			906130
SKECHERS USA INC		CL A		830566105	8859	431290	SH		SOLE			431290
SYMANTEC CORP			COM		871503108	6277	338555	SH		SOLE			338555
TECUMSEH PRODUCTS CO		CL A		878895200	4848	483820	SH		SOLE			483820
TELLABS INC			COM		879664100	8423	1607367	SH		SOLE			1607367
TOWER GROUP INC			COM		891777104	3711	154430	SH		SOLE			154430
TRANSACT TECHNOLOGIES INC	COM		892918103	12093	1017038	SH		SOLE			1017038
TRANSOCEAN INC			NOTE 1.5%	893830AV1	9559	9717000	SH		SOLE			9717000